Consolidated Statements Of Comprehensive (Loss) Income - Unaudited (Parentheticals) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Gain on available-for-sale securities, income taxes	$ 0	$ 0
Foreign currency translation, income taxes	$ 0	$ 0